UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                 FORM N-CSRS

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                 Investment Company Act file number: 811-09018

                        AMERICAN BEACON MILEAGE FUNDS
              (Exact name of registrant as specified in charter)

                    4151 Amon Carter Boulevard, MD 2450
                          Fort Worth, Texas 76155
            (Address of principal executive offices)-(Zip code)

                        Douglas G. Herring, PRESIDENT
                    4151 Amon Carter Boulevard, MD 2450
                          Fort Worth, Texas 76155
                  (Name and address of agent for service)

      Registrant's telephone number, including area code: (817) 967-3509

                  Date of fiscal year end: December 31, 2007

                  Date of reporting period: June 30, 2007


ITEM 1. REPORT TO STOCKHOLDERS.

    G U I D A N C E     |      V I S I O N      |      E X P E R I E N C E



(AMERICAN BEACON MILEAGE FUNDS(SM) LOGO)

Semi-Annual Report

June 30, 2007

MONEY MARKET MILEAGE FUND

ABOUT AMERICAN BEACON

Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for you.

CONTENTS

PRESIDENT'S MESSAGE................................................            1
FINANCIAL HIGHLIGHTS
   MONEY MARKET MILEAGE FUND.......................................           12
SCHEDULE OF INVESTMENTS
   MONEY MARKET PORTFOLIO..........................................           13
ADDITIONAL INFORMATION.............................................   BACK COVER

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor's strategies and the Fund's portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Money Market Mileage Fund                          June 30, 2007

(PHOTO OF DOUGLAS G. HERRING)

Fellow Shareholders,

     I am pleased to present to you the Semi-Annual Report for the American Beacon Money Market Mileage Fund for the six months ended June 30, 2007.

     For this period, the Fund performed well, returning 2.39% versus the Lipper Money Market Funds Average return of 2.23%.

     Please review the enclosed portfolio listings and detailed financial data. As always, we welcome the opportunity to serve your financial needs. Should you have any questions about the enclosed information, please do not hesitate to contact us at 800-967-9009. You may access Fund and account information at www.americanbeaconfunds.com. Thank you for your continued confidence in the American Beacon Money Market Mileage Fund.

                                        Sincerely,


                                        /s/ Douglas G. Herring

                                        Douglas G. Herring
                                        President
                                        American Beacon Mileage Funds

ECONOMIC OVERVIEW
JUNE 30, 2007 (UNAUDITED)

     Annualized Gross Domestic Product ("GDP") growth came in at an anemic 0.7% during the first quarter of 2007, the lowest rate of growth in four years. Inventory drawdowns, a widening trade deficit and an ongoing slump in the housing market were the main contributors to the slowdown. GDP growth in the second quarter recovered to an estimated 3.4% annualized rate as consumer spending held strong and business investment rebounded. The labor market remained a bright spot for the economy. Higher wages enabled consumers to keep spending despite increasing energy prices and declining home values. Payroll gains averaged 148,000 per month during the second quarter of 2007 and the unemployment rate remained near a six-year low at 4.5% in June.

     The Federal Open Market Committee ("Fed") left rates unchanged at 5.25% at both the May and June meetings. This marked eight consecutive meetings with no movement from the Fed. In its June statement, the Fed acknowledged that the economy was expected to expand at a moderate pace and that core inflation measures had improved modestly. However, Fed officials remained concerned about the high level of resource utilization and stated that "a sustained moderation in inflation pressures has yet to be convincingly demonstrated." Thus the Fed's inflation bias remained in place after the June meeting.

     Though economic growth recovered in the second quarter and the Fed has been unremitting in its commitment to contain inflation, the market is fearful that subprime mortgage difficulties could spill over into the broader economy. As such, the Fed continues to maintain ample flexibility by stating that "future policy adjustments will depend on the evolution of the outlook for both inflation and economic growth."

PERFORMANCE OVERVIEW
AMERICAN BEACON MONEY MARKET MILEAGE FUND(SM)
JUNE 30, 2007 (UNAUDITED)

     The Money Market Fund will maintain the strategy of purchasing high quality commercial paper maturing in 3 months or less and 3-month London Interbank Offered Rate (LIBOR) based variable rate securities until it becomes apparent that the Fed is on the verge of lowering interest rates. In addition, we remain conservative on credit risk given the volatile credit spread environment and effects of the subprime mortgage difficulties.

     For the six months ended June 30, 2007, the total return of the American Beacon Money Market Mileage Fund -- Mileage Class was 2.39%. The Fund outperformed the Lipper Money Market Average return of 2.23% by 16 basis points (0.16%). The Lipper Money Market Average is calculated by taking an arithmetic average of the returns of the mutual funds in the Lipper Money Market Funds category. Lipper is an independent mutual fund research and ranking service that ranks mutual funds in various categories by making comparative calculations using total returns.

                       MILEAGE CLASS TOTAL RETURNS AS OF
                                 JUNE 30, 2007

                               (PERFORMANCE GRAPH)

                                            1 YEAR   5 YEARS*   10 YEARS*
                                            ------   --------   ---------
American Beacon Money Market Mileage Fund    4.93%     2.40%      3.50%
Lipper Money Market Funds Average            4.54%     2.06%      3.24%

*    Annualized

                            ANNUALIZED TOTAL RETURNS
                                AS OF 06/30/2007

                                            1 YEAR   5 YEARS   10 YEARS
                                            ------   -------   --------
Mileage Class (1, 2) ....................    4.93%    2.40%      3.50%

(1) Performance shown is historical and may not be indicative of future returns. Investment returns will vary, and shares may be worth more or less at redemption than at original purchase. An investment in this Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share it is possible to lose money by investing in the Fund. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

(2) The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Fund was 0.80%. The expense ratio above may vary from the expense ratio presented in other sections of this report that are based on expenses incurred during the period covered by this report.

PORTFOLIO STATISTICS AS OF JUNE 30, 2007

                                   MILEAGE CLASS
                                   -------------
7-day Current Yield*                     4.44%
7-day Effective Yield*                   4.54%
30-day Yield*                            4.42%
Weighted Avg. Maturity                35 Days

* Annualized. You may call 1-800-967-9009 to obtain the Fund's current seven day yields. Yield is a more accurate reflection of the Fund's current earnings than total returns.

TOP TEN ISSUERS AS OF JUNE 30, 2007

                                       % OF
                                   NET ASSETS**
                                   ------------
General Electric Capital Corp.         5.2%
Royal Bank of Scotland plc             5.2%
Bank of America                        4.9%
Lehman Brothers                        4.8%
Calyon N.Y.                            4.7%
Citigroup                              4.7%
FCAR Owner Trust, Series I             4.6%
Natixis                                4.5%
US Bank, NA                            4.0%
Toyota Motor Credit Corp.              3.8%

**   Percent of net assets of American Beacon Master Money Market Portfolio.

PERFORMANCE OVERVIEW
AMERICAN BEACON MONEY MARKET MILEAGE FUND(SM)
JUNE 30, 2007 (UNAUDITED)

ASSET ALLOCATION AS OF JUNE 30, 2007

                                       % OF
                                   NET ASSETS**
                                   ------------
Bank CDs, TDs and Notes                36.8%
Corporate Notes                        34.8%
Commercial Paper                       20.2%
Repurchase Agreements                   8.6%
Funding Agreements                      0.9%
Liabilities, Net of Other Assets       -1.3%

**   Percent of net assets of American Beacon Master Money Market Portfolio.

FUND EXPENSE EXAMPLE

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, administrative service fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 through June 30, 2007.

ACTUAL EXPENSES

     The "Actual" line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The "Hypothetical" line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund's actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

     You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

                                                                        Expenses
                                                                          Paid
                                                Beginning     Ending     During
                                                 Account     Account     Period*
                                                  Value       Value      1/1/07-
                                                1/1/2007     6/30/07     6/30/07
                                                ---------   ---------   --------
MILEAGE CLASS
Actual ......................................   $1,000.00   $1,023.90     $3.01
Hypothetical (5% return before expenses) ....   $1,000.00   $1,021.82     $3.01

* Expenses are equal to the Fund's annualized expense ratios for the six-month period of 0.60% multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.

AMERICAN BEACON MONEY MARKET MILEAGE FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2007 (UNAUDITED) (IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

ASSETS:
   Investment in Portfolio, at value .............................   $    48,459
   Receivable from Manager for expense reimbursement (Note 2) ....             1
   Prepaid expenses ..............................................            67
                                                                     -----------
      TOTAL ASSETS ...............................................        48,527
                                                                     -----------
LIABILITIES:
   Payable for fund shares redeemed ..............................            12
   Distribution fees payable (Note 2) ............................            10
   Dividends payable .............................................             2
   Administrative service and service fees payable (Note 2) ......             3
   Other liabilities .............................................            66
                                                                     -----------
      TOTAL LIABILITIES ..........................................            93
                                                                     -----------
   NET ASSETS ....................................................   $    48,434
                                                                     ===========
ANALYSIS OF NET ASSETS:
      Paid-in-capital ............................................        48,434
                                                                     -----------
NET ASSETS .......................................................   $    48,434
                                                                     ===========
SHARES OUTSTANDING (NO PAR VALUE):
   Mileage Class .................................................    48,434,355
                                                                     ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
   Mileage Class .................................................   $      1.00
                                                                     ===========

                             See accompanying notes

AMERICAN BEACON MONEY MARKET MILEAGE FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED) (IN THOUSANDS)

INVESTMENT INCOME ALLOCATED FROM PORTFOLIO:
   Interest income ...............................................   $8,016
   Portfolio expenses ............................................     (161)
                                                                     ------
      NET INVESTMENT INCOME ALLOCATED FROM PORTFOLIO .............    7,855
                                                                     ------
FUND EXPENSES:
   Administrative service fees (Note 2) ..........................      149
   Administrative service fees - Platinum Class (Note 2) .........      805
   Transfer agent fees - Mileage Class ...........................        9
   Transfer agent fees - Platinum  Class .........................       15
   Professional fees .............................................        2
   Registration fees and expenses ................................        8
   Distribution fees - Mileage Class (Note 2) ....................       63
   Distribution fees - Platinum Class (Note 2) ...................      310
   Prospectus and shareholder reports ............................        4
   Other expenses ................................................      (17)
                                                                     ------
      TOTAL FUND EXPENSES ........................................    1,348
                                                                     ------
   Less reimbursement of fund expense (Note 2) ...................       --
                                                                     ------
      NET FUND EXPENSES ..........................................    1,348
                                                                     ------
NET INVESTMENT INCOME ............................................    6,507
                                                                     ------
REALIZED GAIN ALLOCATED FROM PORTFOLIO
   Net realized gain on investments ..............................        3
                                                                     ------
      NET GAIN ON INVESTMENTS ....................................        3
                                                                     ------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .............   $6,510
                                                                     ======

                             See accompanying notes

AMERICAN BEACON MONEY MARKET MILEAGE FUND
STATEMENT OF CHANGES IN NET ASSETS
(IN THOUSANDS)

                                                       Six Months
                                                         ended       Year ended
                                                        June 30,    December 31,
                                                          2007          2006
                                                      -----------   ------------
                                                      (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income...........................    $   6,507     $  15,307
   Net realized gain on investments................            3            --
                                                       ---------     ---------
      NET INCREASE IN NET ASSETS RESULTING FROM
         OPERATIONS................................        6,510        15,307
                                                       ---------     ---------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income:
      Mileage class................................       (1,204)       (2,227)
      Mileage Platinum class.......................       (5,303)      (13,080)
   Net realized gain on investments:
      Mileage Platinum Class.......................           (3)           --
                                                       ---------     ---------
      DISTRIBUTIONS TO SHAREHOLDERS................       (6,510)      (15,307)
                                                       ---------     ---------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of shares...................       96,017       160,635
   Reinvestment of dividends and distributions.....        6,074        15,219
   Cost of shares redeemed.........................     (440,196)     (189,487)
                                                       ---------     ---------
      NET INCREASE (DECREASE) IN NET ASSETS........     (338,105)      (13,633)
                                                       ---------     ---------
NET INCREASE (DECREASE) IN NET ASSETS..............     (338,105)      (13,633)
                                                       ---------     ---------
NET ASSETS:
   Beginning of period.............................      386,539       400,172
                                                       ---------     ---------
   END OF PERIOD...................................    $  48,434     $ 386,539
                                                       =========     =========

                             See accompanying notes

AMERICAN BEACON MONEY MARKET MILEAGE FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2007 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The American Beacon Money Market Mileage Fund (the "Fund") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the "Act"), as amended, as a diversified, no load, open-end management investment company.

     The Fund invests all of its investable assets in the Money Market Portfolio of the American Beacon Master Trust (the "Portfolio"), an open-end diversified management investment company.

AMERICAN BEACON:            (ARROW) invests assets in (ARROW)   AMERICAN BEACON MASTER TRUST:
----------------                                                -----------------------------
Money Market Mileage Fund                                       Money Market Portfolio

     The Fund has the same investment objectives as the Portfolio, and the value of such investment reflects the Fund's proportionate interest in the net assets of the portfolio (0.28% at June 30, 2007). The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     American Beacon Advisors, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

     The following is a summary of the significant accounting policies followed by the Fund.

Class Disclosure

     The Platinum Class was fully liquidated effective May 31, 2007.

CLASS:           OFFERED TO:                               SERVICE AND DISTRIBUTION FEES:
------           -----------                              --------------------------------
Mileage Class    Individuals and certain grantor trusts   Distribution Fee-           0.25%

Platinum Class   Investors investing through selected     Administrative Service Fee- 0.65%
                 financial institutions (such as banks    Distribution Fee-           0.25%
                 and broker dealers)

Valuation of Investments

     The Fund records its investment in the Portfolio at fair value. Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

Investment Income and Dividends to Shareholders

     The Fund records its share of net investment income (loss) and realized gain (loss) in the Portfolio each day. All net investment income (loss) and realized gain (loss) of the Portfolio are allocated pro rata among the corresponding Fund and other investors in the Portfolio at the time of such determination. The Fund generally declares dividends daily from net investment income and net short-term capital gain, if any, payable monthly.

     Dividends to shareholders are determined in accordance with federal income tax principles that may treat certain transactions differently than U.S. generally accepted accounting principles.

AMERICAN BEACON MONEY MARKET MILEAGE FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2007 (UNAUDITED)

Use of Estimates

     The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Recently Issued Accounting Pronouncements

     On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance on how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The Fund adopted the provisions of FIN 48 effective January 1, 2007. Tax positions taken by the Fund have been deemed to meet the more likely than not threshold, and therefore, there have been no adjustments to the Fund's net asset value per share.

     In September 2006, the FASB issued Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The Manager is evaluating the impact of FAS 157; however, it is not expected to have a material impact on the Fund's net assets or results of operations.

Other

     Under the Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund. In the normal course of business, the Fund enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Fund's maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Fund has had no prior claims or losses pursuant to any such agreement.

2. TRANSACTIONS WITH AFFILIATES

Management Agreement

     The Manager and the Fund entered into a Management Agreement that obligates the Manager to provide or oversee administrative and management services to the Fund. As compensation for performing administrative duties required under the Management Agreement, the Manager receives an annualized fee of 0.10% of the average daily net assets of the Fund.

Distribution Plan

     The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the Plan, as compensation for distribution assistance, the Manager receives an annualized fee of 0.25% of the average daily net assets. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance. In adopting the Plan, the Fund's Board of Trustees determined that there was a reasonable likelihood that the Plan would benefit the Fund and the shareholders.

AMERICAN BEACON MONEY MARKET MILEAGE FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2007 (UNAUDITED)

Expense Reimbursement Plan

     The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek recoupment of fees waived or expenses reimbursed for a period of up to three years. However, recoupment will occur only if the Class average net assets have grown or expenses have declined sufficiently to allow recoupment without causing its expense ratio to exceed the previously agreed upon contractual expense limit. For the six months ended June 30, 2007, there are no fees subject to recoupment.

3. FEDERAL INCOME TAXES

     It is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all net investment income as well as any net realized capital gains on the sale of investments. Therefore, no federal income tax provision is required.

     Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book-to-tax differences. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the period that the differences arise. Temporary differences are not reflected in the financial records.

     Dividends are categorized in accordance with federal income tax regulations which may treat certain transactions differently than U.S. generally accepted accounting principles. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

The tax character of distributions paid during the six months ended June 30, 2007 and fiscal year ended December 31, 2006 were as follows (in thousands):

                                                        MONEY MARKET MILEAGE
                                                   -----------------------------
                                                     SIX MONTHS      YEAR ENDED
                                                   ENDED JUNE 30,   DECEMBER 31,
                                                        2007            2006
                                                   --------------   ------------
                                                     (UNAUDITED)
DISTRIBUTIONS PAID FROM ORDINARY INCOME:*
   Mileage Class ...............................        $1,204         $ 2,226
   Platinum Class ..............................         5,306          13,080
                                                        ------         -------
TOTAL DISTRIBUTIONS ............................        $6,510         $15,306
                                                        ======         =======

* For tax purposes short-term capital gains distributions are considered ordinary income distributions.

     As of June 30, 2007, the components of distributable earnings on a tax basis were the same as book. The cost basis of investments for federal income tax purposes was also the same as the book basis.

     The Fund does not have capital loss carryforwards as of June 30, 2007.

AMERICAN BEACON MONEY MARKET MILEAGE FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2007 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS

     The tables below summarize the activity in capital shares for the Fund (in thousands). Each share is valued at $1.00:

Six Months Ended June 30, 2007

                                                   Money Market Mileage Fund
                                                   -------------------------
                                                                  Mileage
                                                       Mileage   Platinum
                                                        Class      Class
                                                       -------   --------
Shares sold ....................................        42,311     53,707
Reinvestment of dividends ......................         1,161      4,913
Shares redeemed ................................       (42,997)  (397,199)
                                                       -------   --------
Net increase (decrease) in shares outstanding ..           475   (338,579)
                                                       =======   ========

Year Ended December 31, 2006

                                                   Money Market Mileage Fund
                                                   -------------------------
                                                                  Mileage
                                                       Mileage   Platinum
                                                        Class      Class
                                                       -------   --------

Shares sold ....................................        31,006    129,629
Reinvestment of dividends ......................         2,139     13,080
Shares redeemed ................................       (35,869)  (153,618)
                                                       -------   --------
Net (decrease) in shares outstanding ...........        (2,724)   (10,909)
                                                       =======   ========

AMERICAN BEACON MONEY MARKET MILEAGE FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                             Mileage Class
                                                   ----------------------------------------------------------------
                                                    Six Months                 Year Ended December 31
                                                    Ended June  ---------------------------------------------------
                                                     30, 2007     2006       2005       2004       2003       2002
                                                   -----------  -------    -------    -------    -------    -------
                                                   (unaudited)
Net asset value, beginning of period ...........   $  1.00      $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                                   -------      -------    -------    -------    -------    -------

Income from investment operations:
   Net investment income (A) ...................      0.02         0.05       0.03       0.01       0.01       0.01
   Net realized gain on investments ............        --(B)        --         --(B)      --(B)      --(B)      --(B)
                                                   -------      -------    -------    -------    -------    -------
Total income from investment operations ........      0.02         0.05       0.03       0.01       0.01       0.01
                                                   -------      -------    -------    -------    -------    -------
Less distributions:
   Dividends from net investment income ........     (0.02)       (0.05)     (0.03)     (0.02)     (0.01)     (0.01)
   Distributions from net realized gains on
      securities ...............................        --(B)        --(B)      --(B)      --(B)      --(B)      --(B)
                                                   -------      -------    -------    -------    -------    -------
Total distributions ............................     (0.02)       (0.05)     (0.03)     (0.01)     (0.01)     (0.01)
                                                   -------      -------    -------    -------    -------    -------
Net asset value, end of period .................   $  1.00      $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                                   =======      =======    =======    =======    =======    =======
Total return ...................................      2.39%(C)     4.61%      2.75%      0.93%      0.73%      1.29%
                                                   =======      =======    =======    =======    =======    =======

Ratios and supplemental data:
   Net assets, end of period (in thousands) ....   $48,424      $47,960    $50,684    $45,475    $49,053    $63,884

   Ratios to average net assets (annualized):(A)
   Expenses, net of waivers ....................      0.64%        0.57%      0.58%      0.51%      0.51%      0.63%
   Expenses before waivers .....................      0.64%        0.57%      0.58%      0.51%      0.51%      0.63%
   Net investment income, net of waivers .......      4.74%        4.52%      2.73%      0.91%      0.74%      1.29%
   Net investment income (loss), before
      waivers ..................................      4.74%        4.52%      2.73%      0.91%      0.74%      1.29%

----------
(A) The per share amounts and ratios reflect income and expenses assuming inclusion of each Fund's proportionate share of income and expenses of the American Beacon Master Money Market Portfolio.

(B)  Amount is less than $.01 per share.

(C)  Not annualized.

AMERICAN BEACON MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2007 (Unaudited)

                                                                            PAR
                                                                          AMOUNT       VALUE
                                                                         --------   -----------
                                                                         (DOLLARS IN THOUSANDS)
FUNDING AGREEMENTS - 0.89
   Metropolitan Life Insurance Co., 5.41%, Due 11/21/2007 ++ .........   $150,000   $   150,000
                                                                                    -----------
MEDIUM-TERM NOTES - 32.06%
   ABN Amro Bank NV, 5.409%, Due 4/18/2008 ++ # ......................    132,050       132,133
   American Honda Finance Corp.,
      5.31%, Due 7/10/2007 ++ # ......................................     33,040        33,040
      5.385%, Due 7/23/2007 ++ # .....................................     10,000        10,000
      5.38%, Due 8/23/2007 ++ # ......................................     20,000        20,002
      5.47%, Due 8/23/2007 ++ # ......................................      5,500         5,501
      5.38%, Due 9/19/2007 ++ # ......................................     25,000        25,003
      5.465%, Due 10/22/2007 ++ # ....................................     10,000        10,004
      5.39%, Due 11/15/2007 ++ # .....................................     42,000        42,009
      5.375%, Due 1/23/2008 ++ .......................................     40,000        40,011
      5.42%, Due 2/22/2008 ++ # ......................................     33,200        33,219
      5.327%, Due 5/9/2008 ++ # ......................................     15,000        15,000
   ASIF Global Financing XXI, 5.71%, Due 3/14/2008 ++ # ..............     32,650        32,736
   ASIF Global Financing XXXII, 5.41%, Due 2/25/2008 ++ # ............    206,600       206,713
   Bank of America Corp.,
      5.46%, Due 9/7/2007 ++ # .......................................    183,180       183,223
      5.786%, Due 5/5/2008 ++ ........................................     32,000        32,125
   Berkshire Hathaway Finance Corp.,
      5.40%, Due 1/11/2008 ++ # ......................................    128,085       128,147
      5.42%, Due 5/16/2008 ++ # ......................................     23,750        23,772
   Citigroup Global Markets Holdings, Inc., 5.43%, Due 8/16/2007 ++ ..     58,800        58,808
   Citigroup, Inc.,
      5.416%, Due 11/1/2007 ++ .......................................    130,115       130,162
      5.405%, Due 5/2/2008 ++ ........................................    199,700       199,838
   Commonwealth Bank of Australia, 5.355%, Due 1/31/2008 ++ # ........    175,000       175,035
   Credit Suisse USA, Inc., 5.47%, Due 6/2/2008 ++ ...................     25,053        25,084
   General Electric Capital Corp.,
      5.445%, Due 10/17/2007 ++ ......................................    180,000       180,000
      5.41%, Due 1/3/2008 ++ .........................................    211,500       211,608
      5.406%, Due 1/15/2008 ++ .......................................    324,455       324,604
      5.40%, Due 3/4/2008 ++ .........................................     40,886        40,907
      5.416%, Due 4/15/2008 ++ .......................................     65,000        65,050
      5.41%, Due 5/19/2008 ++ ........................................     20,000        20,016
   Goldman Sachs Group, Inc.,
      5.474%, Due 7/2/2007 ++ ........................................     64,350        64,350
      5.475%, Due 10/5/2007 ++ .......................................     12,700        12,705
   HBOS Treasury Services plc, 5.357%, Due 7/17/2008 ++ # ............     59,500        59,515
   HSBC Finance Corp.,
      5.505%, Due 7/27/2007 ++ .......................................     97,525        97,538
      5.39%, Due 10/4/2007 ++ ........................................    115,000       115,022
      5.36%, Due 5/21/2008 ++ ........................................    162,770       162,803

AMERICAN BEACON MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2007 (Unaudited)

                                                                            PAR
                                                                          AMOUNT       VALUE
                                                                         --------   -----------
                                                                         (DOLLARS IN THOUSANDS)
   JPMorgan Chase & Co., 5.425%, Due 1/25/2008 ++ ....................   $220,000   $   220,129
   Merrill Lynch & Co., Inc.,
      5.39%, Due 8/24/2007 ++ ........................................     39,830        39,833
      5.47%, Due 8/27/2007 ++ ........................................     77,000        77,017
      5.485%, Due 10/19/2007 ++ ......................................     83,000        83,037
      5.39%, Due 2/14/2008 ++ ........................................     61,300        61,324
      5.46%, Due 6/16/2008 ++ ........................................     93,350        93,463
   Monumental Global Funding II, 5.39%, Due 9/13/2007 ++ # ...........     21,500        21,502
   Morgan Stanley,
      5.48%, Due 7/27/2007 ++ ........................................     58,595        58,602
      5.484%, Due 1/18/2008 ++ .......................................     68,900        68,958
   Royal Bank of Scotland plc,
      5.36%, Due 12/21/2007 ++ # .....................................    230,000       230,044
      5.36%, Due 4/11/2008 ++ # ......................................    435,500       435,638
      5.365%, Due 4/21/2008 ++ # .....................................     50,000        50,017
      5.33%, Due 7/18/2008 ++ # ......................................    150,000       150,000
   Toyota Motor Credit Corp.,
      5.327%, Due 8/10/2007 ++ .......................................     60,000        60,002
      5.33%, Due 9/14/2007 ++ ........................................     95,000        95,005
      5.33%, Due 10/12/2007 ++ .......................................      4,800         4,800
      5.346%, Due 4/15/2008 ++ .......................................    100,000       100,022
      5.33%, Due 6/17/2008 ++ ........................................     24,000        24,004
   Wachovia Corp., 5.435%, Due 7/20/2007 ++ ..........................    179,152       179,163
   Wells Fargo & Co.,
      5.42%, Due 9/28/2007 ++ ........................................    269,901       269,971
      5.33%, Due 7/14/2008 ++ # ......................................    150,000       150,000
                                                                                    -----------
   TOTAL MEDIUM-TERM NOTES ...........................................                5,388,214
                                                                                    -----------
PROMISSORY NOTES - 2.68%
   Goldman Sachs Group, Inc., 5.36%, Due 5/9/2008 ++ .................    450,000       450,000
                                                                                    -----------
CERTIFICATES OF DEPOSIT AND BANK NOTES - 25.94%
   Allied Irish Banks N.Y., 5.336%, Due 8/8/2007 ++ ..................     15,000        15,000
   Bank of New York,
      5.335%, Due 11/16/2007 ++ ......................................     77,500        77,505
      5.335%, Due 11/19/2007 ++ ......................................      5,000         5,000
   Bank of Nova Scotia N.Y., 5.335%, Due 10/31/2007 ++ ...............     64,860        64,863
   Barclays Bank N.Y.,
      5.32%, Due 8/24/2007 ...........................................    250,000       250,000
      5.35%, Due 10/2/2007 ...........................................    250,000       250,000
   BNP Paribas N.Y., 5.29%, Due 10/3/2007 ++ .........................    100,000        99,994
   Branch Banking & Trust,
      5.307%, Due 8/10/2007 ++ .......................................     50,000        49,999
      5.36%, Due 11/16/2007 ++ .......................................    100,000       100,017
   Caylon N.Y.,
      5.327%, Due 8/10/2007 ++ .......................................    542,000       541,999

AMERICAN BEACON MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2007 (Unaudited)

                                                                            PAR
                                                                          AMOUNT       VALUE
                                                                         --------   -----------
                                                                         (DOLLARS IN THOUSANDS)
   Caylon N.Y.,
      5.28%, Due 9/13/2007 ++ ........................................   $185,700   $   185,690
      5.29%, Due 10/3/2007 ++ ........................................     67,500        67,497
   Credit Suisse N.Y.,
      5.338%, Due 8/13/2007 ++ .......................................    125,000       125,001
      5.33%, Due 2/26/2008 ++ ........................................    250,000       250,000
   Deutsche Bank N.Y., 5.36%, Due 6/19/2008 ++ .......................    280,000       280,084
   HSBC Bank USA, 5.43%, Due 9/21/2007 ++ ............................    203,550       203,600
   M&I Marshall & Ilsley Bank,
      5.341%, Due 8/1/2007 ++ ........................................     50,000        50,000
      5.33%, Due 2/15/2008 ++ ........................................    196,500       196,504
   National City Bank,
      5.30%, Due 10/4/2007 ++ ........................................    135,000       134,994
      5.40%, Due 1/10/2008 ++ ........................................      6,925         6,928
   Nordea Bank Finland N.Y., 5.298%, Due 5/28/2008 ++ ................     21,600        21,592
   Suntrust Bank, 5.429%, Due 4/2/2008 ++ ............................     53,020        53,064
   US Bank, NA,
      5.39%, Due 9/10/2007 ++ ........................................    250,000       250,037
      5.39%, Due 9/28/2007 ++ ........................................     60,000        60,011
      5.379%, Due 10/1/2007 ++ .......................................    135,450       135,474
      5.32%, Due 1/3/2008 ++ .........................................    221,500       221,503
   Wachovia Bank, 5.35%, Due 9/28/2007 ++ ............................     50,000        50,003
   Westpac Bank N.Y., 5.316%, Due 1/15/2008 ++ .......................     46,000        45,999
   World Savings Bank FSB,
      5.36%, Due 10/19/2007 ++ .......................................    400,000       400,050
      5.42%, Due 12/7/2007 ++ ........................................    117,400       117,446
      5.41%, Due 6/20/2008 ++ ........................................     50,000        50,041
                                                                                    -----------
   TOTAL CERTIFICATES OF DEPOSIT AND BANK NOTES ......................                4,359,895
                                                                                    -----------
COMMERCIAL PAPER - 20.20%
   Barton Capital LLC,
      5.28%, Due 7/2/2007 ............................................     50,000        49,993
      5.29%, Due 7/13/2007 # .........................................     37,856        37,789
   Beta Finance Corp., 5.26%, Due 9/12/2007 ..........................     40,000        39,573
   Citigroup Funding, Inc.,
      5.26%, Due 8/23/2007 ...........................................    200,000       198,451
      5.26%, Due 8/29/2007 ...........................................    150,000       148,707
   Falcon Asset Securitization LLC, 5.26%, Due 9/28/2007 .............     77,749        76,738
   FCAR Owner Trust, Series I,
      5.27%, Due 8/15/2007 ...........................................    300,000       298,018
      5.285%, Due 9/17/2007 ..........................................    475,000       469,566
   Fountain Square Commercial Funding Corp.,
      5.26%, Due 8/21/2007 # .........................................     10,000         9,926
      5.275%, Due 9/19/2007 # ........................................     90,378        89,319
   General Electric Capital Corp., 5.04%, Due 11/9/2007 ..............     40,000        39,266
   Golden Funding Corp., 5.375%, Due 7/16/2007 .......................    150,000       149,664

AMERICAN BEACON MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2007 (Unaudited)

                                                                            PAR
                                                                          AMOUNT       VALUE
                                                                         --------   -----------
                                                                         (DOLLARS IN THOUSANDS)
   K2 USA LLC, 5.26%, Due 9/18/2007 # ................................   $ 36,100   $    35,683
   Kitty Hawk Funding Corp., 5.32%, Due 7/31/2007 ....................     30,000        29,867
   Lexington Parker Capital Co. LLC, 5.26%, Due 10/18/2007 ...........     25,000        24,602
   Long Lane Master Trust IV,
      5.32%, Due 7/23/2007 # .........................................     24,101        24,023
      5.34%, Due 7/26/2007 # .........................................    414,549       413,414
   Park Avenue Receivables Co. LLC,
      5.30%, Due 7/20/2007 ...........................................    250,000       249,301
      5.265%, Due 8/22/2007 ..........................................     60,000        59,544
   Sheffield Receivables Corp., 5.29%, Due 7/23/2007 # ...............     42,850        42,712
   Stanfield Victoria Funding LLC,
      5.26%, Due 8/21/2007 # .........................................     45,000        44,665
      5.26%, Due 8/28/2007 # .........................................     25,000        24,788
      5.265%, Due 9/4/2007 # .........................................     25,000        24,762
      5.27%, Due 9/6/2007 # ..........................................    115,000       113,873
   Three Rivers Funding Corp., 5.28%, Due 7/11/2007 # ................     87,156        87,028
   Toyota Motor Credit Corp.,
      5.20%, Due 7/30/2007 ...........................................    100,000        99,581
      5.20%, Due 7/31/2007 ...........................................    200,000       199,133
      5.20%, Due 8/1/2007 ............................................     50,000        49,776
   UBS Finance Delaware LLC,
      5.20%, Due 8/6/2007 ............................................    140,000       139,272
      5.20%, Due 8/10/2007 ...........................................    100,000        99,422
   Yorktown Capital LLC, 5.28%, Due 7/5/2007 .........................     25,249        25,234
                                                                                    -----------
   TOTAL COMMERCIAL PAPER ............................................                3,393,690
                                                                                    -----------
TIME DEPOSITS - 10.92%
   ING Bank, NV, 5.344%, Due 7/2/2007 ................................    620,000       620,000
   Natixis, 5.375%, Due 7/2/2007 .....................................    750,000       750,000
   Rabobank Nederland, 5.34%, Due 12/1/2006 ..........................    464,487       464,487
                                                                                    -----------
   TOTAL TIME DEPOSITS ...............................................                1,834,487
                                                                                    -----------
REPURCHASE AGREEMENTS - 8.63%
   Bank of America, NA, 5.475%, Due 7/2/2007 (Held at Bank of New
      York, Collateralized by Whole Loan Mortgages valued at $618,000,
      0.00%, 2/23/2036) ..............................................    600,000       600,000
   Citigroup, Inc., 5.475%, Due 7/2/2007 (Held at JPMorgan Chase, NYC,
      Collateralized by Whole Loan Mortgages valued at $53,028, 0.00%,
      4/24/2037 - 6/25/2037) .........................................     50,000        50,000
   Lehman Brothers Holdings, Inc., 5.41%, Due 7/2/2007 (Held at
      JPMorgan Chase, NYC, Collateralized by Asset Backed Securities
      valued at $662,937, 0.00% - 8.9%, 9/17/2007 - 2/25/2047) .......    650,000       650,000
      5.445%, Due 7/2/2007 (Held at JPMorgan Chase, NYC,
         Collateralized by Corporate Obligations valued at $115,908,
         0.00% - 8.25%, 9/15/2010 - 8/1/2037; and Medium-Term Notes
         valued at $37,081, 5.9%, 12/21/2035) ........................    150,000       150,000
                                                                                    -----------
   TOTAL REPURCHASE AGREEMENTS .......................................                1,450,000
                                                                                    -----------
TOTAL INVESTMENTS - 101.32% (COST $17,026,286) .......................              $17,026,286
LIABILITIES, NET OF OTHER ASSETS - (1.32%) ...........................                 (222,280)
                                                                                    -----------
TOTAL NET ASSETS - 100.00% ...........................................              $16,804,006
                                                                                    ===========

AMERICAN BEACON MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2007 (Unaudited)

     Percentages are stated as a percent of net assets.

++ The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

# Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $3,120,235 or 18.57% of net assets. The Fund has no right to demand registration of these securities.

AMERICAN BEACON MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2007 (UNAUDITED) (IN THOUSANDS)

                                                                        MONEY
                                                                        MARKET
                                                                     -----------
ASSETS:
   Investment in securities at value
      (cost - $15,576,286, respectively) .........................   $15,576,286
   Repurchase agreement (cost - $1,450,000, respectively) ........     1,450,000

   Dividends and interest receivable .............................        75,748
   Prepaid expenses ..............................................           164
                                                                     -----------
      TOTAL ASSETS ...............................................    17,102,198
                                                                     -----------
LIABILITIES:
   Management and investment advisory fees payable (Note 2) ......         1,435
   Other Liabilities .............................................       296,757
                                                                     -----------
      TOTAL LIABILITIES ..........................................       298,192
                                                                     -----------
NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS .........   $16,804,006
                                                                     ===========

                             See accompanying notes

AMERICAN BEACON MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED) (IN THOUSANDS)

INVESTMENT INCOME:
   Interest income ...............................................   $433,809
                                                                     --------
      TOTAL INVESTMENT INCOME ....................................    433,809
                                                                     --------
EXPENSES:
   Management and investment advisory fees (Note 2) ..............      8,087
   Custodian fees ................................................        291
   Professional fees .............................................         66
   Other expenses ................................................        235
                                                                     --------
      TOTAL EXPENSES .............................................      8,679
                                                                     --------
NET INVESTMENT INCOME ............................................    425,130
                                                                     --------
REALIZED GAIN ON INVESTMENTS:
   Net realized gain on investments ..............................        128
                                                                     --------
      NET GAIN ON INVESTMENTS ....................................        128
                                                                     --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .............   $425,258
                                                                     ========

                             See accompanying notes

AMERICAN BEACON MONEY MARKET PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
(IN THOUSANDS)

                                                     Six Months
                                                        Ended       Year Ended
                                                      June 30,      December 31,
                                                        2007           2006
                                                    ------------   -------------
                                                     (unaudited)
INCREASE IN NET ASSETS:
OPERATIONS:
   Net investment income .........................  $    425,130   $     530,893
   Net realized gain on investments ..............           128              12
                                                    ------------   -------------
      TOTAL INCREASE IN NET ASSETS RESULTING FROM
         OPERATIONS ..............................       425,258         530,905
                                                    ------------   -------------
TRANSACTIONS IN INVESTOR'S BENEFICIAL INTERESTS:
   Contributions .................................    18,498,503     131,682,048
   Withdrawals ...................................   (14,847,924)   (126,270,825)
                                                    ------------   -------------
      NET INCREASE IN NET ASSETS RESULTING FROM
         TRANSACTIONS IN INVESTOR'S BENEFICIAL
         INTERESTS ...............................     3,650,579       5,411,223
                                                    ------------   -------------
      NET INCREASE IN NET ASSETS .................     4,075,837       5,942,128
                                                    ------------   -------------
NET ASSETS:
   Beginning of period ...........................    12,728,169       6,786,041
                                                    ------------   -------------
   END OF PERIOD .................................  $ 16,804,006   $  12,728,169
                                                    ============   =============

                             See accompanying notes

AMERICAN BEACON MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS

                                  Six Months        Year Ended December 31,
                                 Ended June    --------------------------------
                                   30, 2007    2006   2005   2004   2003   2002
                                 -----------   ----   ----   ----   ----   ----
                                 (unaudited)
Total return .................     2.64%(A)    5.09%  3.25%  1.34%  1.13%  1.81%
Ratios to average net assets
   (annualized):
   Expenses ..................     0.11%       0.11%  0.11%  0.11%  0.11%  0.11%
   Net investment income .....     5.26%       5.05%  3.20%  1.30%  1.14%  1.81%

----------
(A)  Not annualized

AMERICAN BEACON MASTER TRUST
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2007 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     American Beacon Master Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a no load, open-end management investment company that was organized as a trust under the laws of the Commonwealth of Massachusetts pursuant to a Declaration of Trust dated as of November 1, 2004. Beneficial interests in the Trust are divided into separate series, each having distinct investment objectives and policies. These financial statements relate to the American Beacon Master Money Market Portfolio (the "Portfolio"). The objective of the Portfolio is current income, liquidity and the maintenance of a stable price of $1.00 per share. The assets of the Portfolio belong only to that Portfolio, and the liabilities of the Portfolio are borne solely by that Portfolio and no other.

     American Beacon Advisors, Inc. (the "Manager") is a wholly owned subsidiary of AMR Corporation and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services.

     The following is a summary of the significant accounting policies followed by the Portfolio.

Security Valuation

     Securities of the Portfolio are valued at amortized cost, which approximates fair value. In the event that a deviation of 1/2 of 1% or more exists between the $1.00 per share price of the Portfolio, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation that the Trust's Board of Trustees (the "Board") believes would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action that should be initiated.

Security Transactions and Investment Income

     Security transactions are recorded on the trade date of the security purchase or sale. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for amortization of premiums or accretion of discounts on investment grade short-term securities and zero coupon instruments. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

Federal Income Taxes

     The Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of subchapter M of the Internal Revenue Code.

Repurchase Agreements

     Under the terms of a repurchase agreement, securities are acquired by the Portfolio from a securities dealer or a bank that are subject to resale at a later date. Repurchase agreements are fully collateralized by U.S. Treasury or U.S. Government agency securities and are valued at cost, which approximates market value. All collateral is held at the custodian bank. The collateral is monitored daily by the Manager so that the collateral's market value exceeds the carrying value of the repurchase agreement plus accrued interest.

AMERICAN BEACON MASTER TRUST
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2007 (UNAUDITED)

Use of Estimates

     The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Recently Issued Accounting Pronouncements

     On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance on how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The Fund adopted the provisions of FIN 48 effective January 1, 2007. Tax positions taken by the Fund have been deemed to meet the more likely than not threshold, and therefore, there have been no adjustments to the Fund's net asset value per share.

     In September 2006, the FASB issued Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The Manager is evaluating the impact of FAS 157; however, it is not expected to have a material impact on the Fund's net assets or results of operations.

Other

     Under the Trust's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust's maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2. TRANSACTIONS WITH AFFILIATES

Management Agreement

     The Trust and the Manager are parties to a Management Agreement that obligates the Manager to provide or oversee the provision of all administrative, investment advisory and portfolio management services. The Manager serves as the sole investment advisor to the Portfolio. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Portfolio 0.10% of the average daily net assets of the Portfolio.

AMERICAN BEACON MASTER TRUST
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2007 (UNAUDITED)

Interfund Lending Program

     Pursuant to an exemptive order by the Securities and Exchange Commission, the Portfolio, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Money Market Portfolio to lend money to other participating series managed by the Manager. For the six months ended June 30, 2007, the Money Market Portfolio earned $8,708 under the credit facility. This amount is included in interest income on the financial statements.

DISCLOSURE REGARDING THE BOARD OF TRUSTEES' APPROVAL OF THE MANAGEMENT AGREEMENTS OF THE FUND AND THE PORTFOLIO
(UNAUDITED)

INTERIM RENEWAL

In prior years, the Board of Trustees ("Board" or "Trustees") typically has considered the annual renewal of the existing Management Agreements between American Beacon Advisors, Inc. (the "Manager") and the American Beacon Mileage Fund (the "Trust"), on behalf of the Money Market Fund (the "Fund"), and between the Manager and the American Beacon Master Trust, on behalf of the Money Market Portfolio (the "Portfolio"), at the board meeting held in the first quarter of each year. (The term "Fund" is used throughout this section to refer to both the Fund and the Portfolio.) At the November 15, 2006 meeting, the Board decided to conduct these annual renewals at their second quarter meeting each year to enable the Trustees to consider more year-end data in their deliberations. At the March 8, 2007 Board meeting, the Board considered renewal of the Management Agreements on an interim basis until the Board meeting scheduled for the second quarter, at which meeting the Board would perform a comprehensive review of factors relevant to an annual renewal.

In connection with the interim renewal, the Board, with the assistance of independent legal counsel, requested and received certain relevant information from the Manager. Further, the Board took into consideration information furnished for the Board's review and consideration throughout the year at regular Board and Investment Committee meetings. The Board considered several factors at its March 2007 meeting but did not identify any particular information that was most relevant to its consideration to renew the Management Agreement, and each Trustee may have afforded different weight to these factors. The Board determined that certain factors typically considered in connection with an annual renewal were not material with respect to an interim renewal.

Cost of Services. With respect to the Management Agreement, the Board noted that the fee rate schedule for the Manager had not changed since the last contract renewal.

Nature, Extent and Quality of Services. With respect to the renewal of the Management Agreement, the Trustees considered that the Manager continues to provide high-quality services to the Fund at a low cost to investors and provides a comprehensive compliance program for the Fund. Based on this information, the Board concluded that the nature, extent and quality of the management and advisory services provided by the Manager were appropriate for the Fund and, thus, supported a decision to renew the Management Agreement on an interim basis.

Investment Performance. The Board considered the performance reports and discussions with management at Board and Committee meetings throughout the year.

In considering the renewal of the Management Agreement with the Manager for the Fund, the Trustees considered that 1) the Fund outperformed its benchmark index for the 2006 calendar year, and 2) the fee rate schedule for the Manager had not changed since the last contract renewal.

Based on these considerations, among others, the Trustees determined that the Fund and its shareholders would benefit from the Manager's continued management of the Fund until the next regular Board meeting and approved the renewal of the Agreement with respect to the Fund on an interim basis until the next regular Board meeting.

ANNUAL RENEWAL

At its May 25, 2007 meeting, the Board considered the renewal of the Management Agreements. In preparation for the Board's consideration to renew the Agreements, the Board and its Investment Committee undertook steps to gather and consider information furnished by the Manager and Lipper, Inc. ("Lipper"). The Board, with the assistance of independent legal counsel, requested and received certain relevant information from the Manager.

DISCLOSURE REGARDING THE BOARD OF TRUSTEES' APPROVAL OF THE MANAGEMENT AGREEMENTS OF THE FUND AND THE PORTFOLIO - CONTINUED
(UNAUDITED)

In addition, the Board's Investment Committee worked with Lipper to obtain relevant comparative information regarding the performance, fees and expenses of the Fund. The Investment Committee held a separate meeting on May 4, 2007 to consider the information provided by Lipper. Further, the Board took into consideration information furnished for the Board's review and consideration throughout the year at regular Board and Investment Committee meetings, as well as information specifically prepared in connection with the renewal process.

The Trustees considered, among other materials, responses by the Manager to inquiries requesting:

     - a description of any significant changes (actual or anticipated) to principal activities, personnel, services provided to the Fund, or any other area, including how these changes might affect the Fund;

     -    a copy of the Manager's SEC Form ADV registration statement;

     - a summary of any material past, pending or anticipated litigation or regulatory proceedings involving the Manager or its personnel, including the results of any recent regulatory examination or independent audit;

     - a comparison of the performance of the Fund to comparable investment companies and appropriate indices, including comments on the relative performance of the Fund versus the respective peer group average;

     - a profit/loss analysis of the Manager and any actual or anticipated economies of scale in relation to the services it provides to the Fund;

     - an analysis of compensation, including a comparison with fees charged to other clients for which similar services are provided, any proposed changes to the fee schedule and the effect of any fee waivers;

     - an evaluation of other benefits to the Manager or Fund as a result of their relationship, if any;

     - confirmation that the Manager's financial condition does not raise concerns that the Manager would be unable to continue providing the same scope and quality of services to the Fund;

     - a description of the scope of portfolio management services provided to the Fund and other clients, including other registered investment companies;

     - a description of the personnel who are assigned primary responsibility for managing the Fund, including any changes during the past year and a discussion of the adequacy of current and projected staffing levels to service the Funds;

     - a description of the basis upon which portfolio managers are compensated, including any "incentive" arrangements;

     - a discussion regarding the Manager's participation in "soft dollar" arrangements, if any, or other brokerage allocation policies with respect to Fund transactions, including the Manager's methodology for obtaining the most favorable execution and the use of any affiliated broker-dealers;

     - a description of any actual or potential conflicts of interest anticipated in managing Fund assets;

     - a description of trade allocation procedures among accounts managed by the Manager;

     - a summary of any material changes to the Manager's compliance program with regard to federal, state, corporate and Fund requirements and a certification to the reasonable design of the compliance program;

     -    a discussion of any material compliance problems and remedial actions;

     - information regarding the Manager's code of ethics, insider trading policy and disaster recovery plan, including a description of any material changes thereto;

     -    a description of the Manager's affiliation with any broker-dealer;

     - a discussion of any anticipated change in the Manager's controlling persons;

     - verification of the Manager's insurance coverage with regards to the services provided to the Fund;

     - a comparison of advisory fees and expense ratios for comparable mutual funds;

     - an analysis of any material complaints received from Fund shareholders;

     - a description of any revenue sharing activities with respect to the Fund;

DISCLOSURE REGARDING THE BOARD OF TRUSTEES' APPROVAL OF THE MANAGEMENT AGREEMENTS OF THE FUND AND THE PORTFOLIO - CONTINUED
(UNAUDITED)

     - a discussion of any rebate arrangements between the Manager and a service provider to the Fund pursuant to which the Manager receives direct or indirect benefits from the service provider;

     - a discussion of whether the Manager receives, with respect to the Fund, other compensation; and

     - a description of how expenses that are not readily identifiable to a particular Fund are allocated.

The Board also obtained an analysis provided by Lipper that compared: (i) investment performance of the Fund versus comparable investment companies and appropriate indices; (ii) total Fund expenses of the Fund versus comparable mutual funds, and (iii) the Fund's investment advisory fees versus comparable mutual funds. References below to the Fund's Lipper peer group are to the group of comparable mutual funds included in the analysis provided by Lipper.

The Trustees also received a memorandum from their legal counsel detailing the Board's responsibilities pertaining to the renewal of the Management Agreements. This memorandum explained the regulatory requirements surrounding the Trustees' process for evaluating investment advisors and the terms of the contracts.

Provided below is an overview of the primary factors the Board considered at its May 25, 2007 meeting. The Board did not identify any particular information that was most relevant to its consideration to renew the Management Agreements, and each Trustee may have afforded different weight to the various factors.

In determining whether to approve the continuance of the Management Agreements, the Board considered, among other things, the following factors: (1) the nature and quality of the services provided; (2) the investment performance of the Fund and the investment advisor; (3) the Manager's cost for providing the services and the profitability of the advisory business to the Manager; (4) the extent to which economies of scale have been taken into account in setting the fee schedule; (5) whether fee levels reflect these economies of scale for the benefit of Fund investors; (6) comparisons of services and fees with contracts entered into by the Manager with other clients (such as pension funds and other institutional funds); and (7) any other benefits derived or anticipated to be derived by the Manager from its relationship with the Fund. The Trustees posed questions to various management personnel of the Manager regarding certain key aspects of the material submitted in support of the renewal.

Nature, Extent and Quality of Services. With respect to the renewal of the Management Agreement, the Board considered: the background and experience of key investment personnel and the Manager's ability to retain them; the Manager's disciplined investment approach and goal to provide consistent above average long-term performance at a low cost; the Manager's continuing efforts to add new series and share classes to enhance the Fund's product line; the Manager's record in building improved compliance, control and credit functions that reduce risks to the Fund; the addition of personnel to manage the Fund, promote sales and improve services, including the addition of a separate new information technology department at the Manager and the high rankings received by the Fund in service surveys.

Based on the foregoing information, the Board concluded that the nature, extent and quality of the management services provided by the Manager were appropriate for the Fund and, thus, supported a decision to renew the Management Agreement.

DISCLOSURE REGARDING THE BOARD OF TRUSTEES' APPROVAL OF THE MANAGEMENT AGREEMENTS OF THE FUND AND THE PORTFOLIO - CONTINUED
(UNAUDITED)

Investment Performance. The Board evaluated the comparative information provided by Lipper and the Manager regarding the Fund's investment performance relative to its benchmark index(es) and peer group. With respect to Lipper data, the Board considered the information provided by Lipper regarding its independent peer selection methodology to select all peer groups and universes. The Board also considered the performance reports and discussions with management at Board and Committee meetings throughout the year.

The performance of the Fund was compared to the respective Lipper Average, which includes all comparable funds in the Lipper category, and the Lipper Index, which includes the 30 largest funds in the Lipper category. References to the Lipper expense group below are to the group of comparable mutual funds included in the analysis provided to the Trustees by Lipper, Inc. All performance comparisons are for periods ended March 31, 2007, unless otherwise noted. The Board considered that the Fund outperformed both the Lipper Index and Average for all reported periods.

Based on the foregoing information, the Board concluded that the investment performance was reasonable.

Cost of Services and Profits Realized. In analyzing the cost of services and profitability of the Manager, the Board considered the revenues earned and the expenses incurred by the Manager. The Board also considered that the Management Agreement for the Trust stipulates that to the extent that the Fund invests all of its investable assets in another registered investment company, the Fund will not pay the Manager a management fee. The Fund operates under a master-feeder structure whereby the Fund invests all of its assets in a corresponding portfolio of the American Beacon Master Trust. As such, the Manager receives a management fee from the master portfolio. The Board also considered the Manager's advisory fees for services provided by the Manager to institutional separate accounts with similar strategies. Although the Board noted that, in certain cases, the fee rates paid by other clients is lower that the fee rates paid by the Fund, the difference reflects the greater level of responsibility and regulatory requirements associated with managing the Fund.

The Board considered the following factors: (1) the actual management fee (including administrative fees) and total expense ratio of the Fund was lower than its Lipper expense group median; (2) the Manager is subject to a risk of financial responsibility should the Fund be unable to maintain a stable $1.00 per share net asset value; (3) the Manager's explanation that fee schedule "breakpoints" were not warranted due to, among other factors, the low base management fee charged to the Fund.

Based on the foregoing information, the Board concluded that the profitability levels were reasonable in light of the services performed by the Manager.

Economies of Scale. In considering the reasonableness of the management fees, the Board considered whether economies of scale will be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. With respect to the Fund, the Board noted that, although the fee schedule for the Fund does not have breakpoints, the effective advisory fee rates are low by industry standards and the performance of the Fund has been competitive.

The Board also considered the Manager's representations that its costs have increased due primarily to greater service provider and regulatory costs. The Manager also represented that it anticipates further economies of scale would be largely offset by higher costs of adding and retaining qualified personnel, improving technology and increasing demands on its advisory business.

Based on the foregoing information, the Board concluded that the Manager fee schedule provides for a reasonable sharing of benefits from any economies of scale with the Fund.

Benefits Derived from the Relationship with the Fund. The Board considered the "fall-out" or ancillary benefits that accrue to the Manager as a result of the advisory relationship with the Fund, including greater

DISCLOSURE REGARDING THE BOARD OF TRUSTEES' APPROVAL OF THE MANAGEMENT AGREEMENTS OF THE FUND AND THE PORTFOLIO - CONTINUED
(UNAUDITED)

exposure in the marketplace with respect to the Manager's investment process and expanding the level of assets under management by the Manager. The Board also considered that the Fund permits institutional investors access to such investments at a more favorable cost and that the Manager's relationship with the Fund continues to be a significant factor in attracting separate account assets for the Manager. In addition, the Board noted that the Manager provides services to the Trust at a relatively low cost.

Based on the foregoing information, the Board concluded that the potential benefits accruing to the Manager by virtue of its relationship with the Fund appear to be fair and reasonable.

Based on these considerations, the Trustees (1) concluded that the fees paid to the Manager under the Management Agreement are fair and reasonable, (2) determined that the Fund and its shareholders would benefit from the Manager's continued management of the Fund and (3) approved the renewal of the Management Agreement with respect to the Fund.

                    (AMERICAN BEACON MILEAGE FUNDS(SM) LOGO)

DELIVERY OF DOCUMENTS

To reduce expenses, your financial institution may mail only one copy of the Prospectus, Annual Report and Semi-Annual Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution. Delivery of individual copies will commence thirty days after receiving your request. If you invest in the Fund through a financial institution, you may be able to receive the Fund's regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to WWW.ICSDELIVERY.COM and search for your financial institution's name or contact your financial institution directly.

TO OBTAIN MORE INFORMATION ABOUT THE FUND:

          (KEYBOARD GRAPHIC)                         (MOUSE GRAPHIC)
              BY E-MAIL:                            ON THE INTERNET:
  american_beacon.funds@ambeacon.com               Visit our website at
                                               www.americanbeaconfunds.com

         (TELEPHONE GRAPHIC)                         (MAIL GRAPHIC)
            BY TELEPHONE:                               BY MAIL:
           Mileage Class(R)                       American Beacon Funds
         Call (800) 388-3344                         P.O. Box 219643
                                               Kansas City, MO 64121-9643

           AVAILABILITY OF                           AVAILABILITY OF
    QUARTERLY PORTFOLIO SCHEDULES            PROXY VOTING POLICY AND RECORDS

In addition to the Schedule of          A description of the policies and
Investments provided in each            procedures the Fund uses to determine
semi-annual and annual report, the      how to vote proxies relating to
Fund files a complete schedule of its   portfolio securities is available in the
portfolio holdings with the             Fund's Statement of Additional
Securities and Exchange Commission      Information, is available free of charge
("SEC") on Form N-Q as of the first     on the Fund's website
and third fiscal quarters. The Fund's   (www.americanbeaconfunds.com) and by
Forms N-Q are available on the SEC's    calling 1-800-967-9009 or by accessing
website at www.sec.gov. The Forms N-Q   the SEC's website at www.sec.gov. The
may also be reviewed and copied at      Fund's proxy voting record for the most
the SEC's Public Reference Room, 450    recent year ended June 30 is filed
Fifth Street, NW, Washington, DC        annually with the SEC on Form N-PX. The
20549. Information regarding the        Fund's Forms N-PX are available on the
operation of the SEC's Public           SEC's website at www.sec.gov. The Fund's
Reference Room may be obtained by       proxy voting record may also be obtained
calling 1-800-SEC-0330. A complete      by calling 1-800-967-9009.
schedule of the Fund's portfolio
holdings is also available on the
Fund's website
(www.americanbeaconfunds.com)
approximately thirty days after the
end of each month.

FUND SERVICE PROVIDERS:

CUSTODIAN               TRANSFER AGENT          INDEPENDENT REGISTERED   DISTRIBUTOR
STATE STREET            BOSTON FINANCIAL DATA   PUBLIC ACCOUNTING FIRM   FORESIDE FUND SERVICES
BANK AND TRUST          SERVICES                ERNST & YOUNG LLP        Portland, Maine
Boston, Massachusetts   Kansas City, Missouri   Dallas, Texas

This report is prepared for shareholders of the American Beacon Mileage Fund and may be distributed to others only if preceded or accompanied by a current prospectus.

American Airlines, Inc. is not responsible for investments made in the American Beacon Mileage Funds. American Beacon Mileage Funds is a service mark of AMR Corporation. Mileage Class is a registered service mark of American Beacon Advisors, Inc. American Beacon Money Market Mileage Fund is a service mark of American Beacon Advisors, Inc.

                                                                       SAR 06/07
                                                                          540290

ITEM 2. CODE OF ETHICS.
The Trust did not amend the code of ethics that applies to its principal executive and financial officers (the "Code") nor did it grant any waivers to the provisions of the Code during the period covered by the shareholder reports presented in Item 1.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not Applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.
The schedules of investments for each series of the Trust are included in the shareholder reports presented in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
The Trust has made no material changes to the procedures by which shareholders may recommend nominees to the Trust's Board of Trustees since the Trust last disclosed such procedures in Schedule 14A.

ITEM 11. CONTROLS AND PROCEDURES.
     (a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

     (b) There were no changes in the Trust's internal control over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 12. EXHIBITS.
     (a)(1)   Not Applicable.

     (a)(2) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

     (a)(3)  Not Applicable.

     (b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Mileage Funds

By /s/ Douglas G. Herring
   --------------------
   Douglas G. Herring
   President

Date: September 7, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Douglas G. Herring
   --------------------
   Douglas G. Herring
   President

Date: September 7, 2007


By /s/ Rebecca L. Harris
   ---------------------
   Rebecca L. Harris
   Treasurer

Date: September 7, 2007